Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Financial Condition (Parent Only) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 413,926	$ 467,633	$ 354,129	$ 412,209
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	94,226	96,290
Investments	78,348	83,231
Intangible assets, less accumulated amortization	55,654	80,039
Other assets	251,773	77,517
Total assets	9,778,447	7,152,951
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Accrued compensation expense	141,794	166,068
Accrued expenses and other liabilities	186,746	111,801
Long term debt	388,753	424,338
Total liabilities	8,295,907	5,690,926
Total equity	1,252,683	1,462,025	1,360,858	1,214,122
Total liabilities, convertible preferred stock & equity	9,778,447	7,152,951
Parent Company [Member]
Assets
Cash and cash equivalents	320,979	233,915	143,240	157,963
Financial instruments owned, at fair value	237	24,802
Receivable from subsidiaries	56,360	119,172
Investments in subsidiaries, equity method	1,334,092	1,454,694
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	150	216
Investments	52,075	52,102
Intangible assets, less accumulated amortization	11,422	12,933
Income taxes receivable	152,637	1,636
Other assets	58,756	64,962
Total assets	1,986,708	1,964,432
Liabilities
Financial instruments sold, not yet purchased, at fair value	5,505	17,532
Accrued compensation expense	33,152	37,451
Payable to subsidiaries
Accrued expenses and other liabilities	76,758	23,086
Long term debt	388,753	424,338
Total liabilities	504,168	502,407
Convertible preferred stock	229,857
Total equity	1,252,683	1,462,025
Total liabilities, convertible preferred stock & equity	$ 1,986,708	$ 1,964,432